CONSOLIDATED STATEMENTS OF (DEFICIT) EQUITY - USD ($) $ in Thousands	Total	Philippine Subsidiaries [Member]	Studio City International [Member]	Ordinary Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Philippine Subsidiaries [Member]	Additional Paid-in Capital [Member] Studio City International [Member]	Accumulated Other Comprehensive Losses [Member]	Accumulated Losses [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Philippine Subsidiaries [Member]	Noncontrolling Interests [Member] Studio City International [Member]
Beginning balance at Dec. 31, 2019	$ 3,143,228			$ 14,565	$ (90,585)	$ 3,178,579			$ (18,803)	$ (644,788)	$ 704,260
Beginning balance (in shares) at Dec. 31, 2019				1,456,547,942	(19,219,846)
Net loss	(1,454,614)									(1,263,492)	(191,122)
Foreign currency translation adjustments	20,394								7,471		12,923
Share-based compensation	42,285					42,276					9
Shares repurchased by the Company (in shares)					(9,446,472)
Shares repurchased by the Company	(44,977)				$ (44,977)
Issuance of shares for restricted shares vested (in shares)					2,694,507
Issuance of shares for restricted shares vested	(50)				$ 12,700	(12,750)
Exercise of share options (in shares)					389,181
Exercise of share options	1,061				$ 1,834	(773)
Changes in shareholdings of subsidiaries		$ (43)	$ 218,146				$ (62)	$ 42				$ 19	$ 218,104
Dividends declared	(79,116)									(79,116)
Dividends declared to noncontrolling interests	(8,243)										(8,243)
Ending balance at Dec. 31, 2020	1,838,071			$ 14,565	$ (121,028)	3,207,312			(11,332)	(1,987,396)	735,950
Ending balance (in shares) at Dec. 31, 2020				1,456,547,942	(25,582,630)
Net loss	(956,464)									(811,751)	(144,713)
Foreign currency translation adjustments	(78,992)								(64,676)		(14,316)
Share-based compensation	71,908					71,894					14
Shares repurchased by the Company (in shares)					(16,116,135)
Shares repurchased by the Company	(52,026)				$ (52,026)
Issuance of shares for restricted shares vested (in shares)					6,042,543
Issuance of shares for restricted shares vested	(233)				$ 28,516	(28,749)
Exercise of share options (in shares)					2,478,594
Exercise of share options	6,368				$ 11,682	(5,314)
Changes in shareholdings of subsidiaries		(8,518)					(6,951)					(1,567)
Restricted shares granted to employees of an affiliated company, net of adjustment						408				(408)
Dividends declared to noncontrolling interests	(229)										(229)
Ending balance at Dec. 31, 2021	819,885			$ 14,565	$ (132,856)	3,238,600			(76,008)	(2,799,555)	575,139
Ending balance (in shares) at Dec. 31, 2021				1,456,547,942	(33,177,628)
Net loss	(1,097,167)									(930,526)	(166,641)
Foreign currency translation adjustments	(41,082)								(35,961)		(5,121)
Share-based compensation	62,841					62,831					10
Shares repurchased by the Company (in shares)					(102,783,027)
Shares repurchased by the Company	(189,161)				$ (189,161)
Retirement of repurchased shares (in shares)				(11,495,799)	11,495,799
Retirement of repurchased shares				$ (114)	$ 21,971	(21,857)
Issuance of shares for restricted shares vested (in shares)					14,720,040
Issuance of shares for restricted shares vested	(460)				$ 58,296	(58,756)
Exercise of share options (in shares)					0
Changes in shareholdings of subsidiaries		$ (3,310)	$ 134,103				$ (2,952)	$ 879				$ (358)	$ 133,224
Restricted shares granted to employees of an affiliated company, net of adjustment						(129)				129
Reimbursement from an affiliated company for restricted shares granted to its employees	279					279
Dividends declared to noncontrolling interests	(290)										(290)
Ending balance at Dec. 31, 2022	$ (314,362)			$ 14,451	$ (241,750)	$ 3,218,895			$ (111,969)	$ (3,729,952)	$ 535,963
Ending balance (in shares) at Dec. 31, 2022				1,445,052,143	(109,744,816)